Retail Installment Contract Receivables - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred revenue		$ 128,624	$ 172,905	$ 247,500
Uncollectible Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred revenue	$ 17,500
Retail Installment Contracts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other revenue		13,600	14,900	$ 7,300
Deferred revenue		$ 46,742	$ 24,475
Retail Installment Contracts | Uncollectible Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other revenue	(9,100)
Deferred revenue	$ 26,600